Xtrackers MSCI All World ex US Hedged Equity ETF Expense Example - Xtrackers MSCI All World ex US Hedged Equity ETF - Xtrackers MSCI All World ex US Hedged Equity ETF	Sep. 25, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	$ 505